CULTIVAR CAPITAL

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value
85.72%	COMMON STOCKS
2.25%	COMMUNICATION SERVICES
	Comcast Corp. Class A	5,995	$205,029
	John Wiley & Sons, Inc. Class A	6,044	263,760
	Paramount Global Class B	15,231	178,812
	Warner Bros. Discovery, Inc.(A)	6,769	58,687
			706,288

3.86%	CONSUMER DISCRETIONARY
	Advance Auto Parts	4,725	154,602
	Alibaba Group Holdings ADR	1,026	122,535
	Hasbro, Inc.	5,172	320,147
	Lululemon Athletica, Inc. ADR(A)	581	157,317
	Monro, Inc.	7,109	99,099
	NIKE, Inc.	6,379	359,776
			1,213,476

11.20%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	1,785	85,234
	The Clorox Co.	2,086	296,838
	Dollar General Corp.	4,337	406,334
	General Mills, Inc.	2,617	148,489
	The Hershey Compan	3,132	523,639
	Hormel Foods Corp.	12,995	388,550
	The JM Smucker Co.	2,968	345,089
	Kimberly-Clark Corp.	2,504	329,977
	McCormick & Co., Inc.	6,897	528,724
	Target Corp.	801	77,457
	Tyson Foods, Inc. Class A	6,306	386,179
			3,516,510

4.09%	ENERGY
	BP plc ADR	7,562	207,653
	Core Laboratories, Inc. ADR	50,041	568,966
	Equinor ASA ADR	9,892	220,493
	Halliburton Co.	7,409	146,846
	World Kinect Corp.	5,522	138,547
			1,282,505

CULTIVAR CAPITAL

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value

8.37%	FINANCIALS
	Global Payments, Inc.	4,717	$359,954
	Independent Bank Corp.	3,842	227,024
	MarketAxess Holdings, Inc.	6,487	1,437,454
	PayPal Holdings, Inc.(A)	2,388	157,226
	The Western Union Co.	45,114	447,080
			2,628,738

16.29%	HEALTH CARE
	Agilent Technologies, Inc.	1,457	156,773
	Biogen, Inc.(A)	2,163	261,896
	Bio-Techne Corp.	2,903	146,166
	Bristol-Myers Squibb Co.	3,541	177,758
	CVS Health Corp.	5,923	395,123
	Edwards Lifescience Corp.(A)	4,995	377,073
	Fresenius Medical Care AG ADR	16,505	418,897
	Humana, Inc.	1,579	414,077
	Illumina, Inc.(A)	2,016	156,442
	Inogen, Inc.(A)	18,925	134,935
	Johnson & Johnson	2,649	414,065
	Medtronic plc ADR	5,088	431,259
	Perrigo Co. plc ADR	15,824	406,993
	Pfizer, Inc.	5,874	143,384
	Regeneron Pharmaceuticals, Inc.	261	156,276
	Thermo Fisher Scientific, Inc.	180	77,220
	Veeva Systems, Inc. Class A(A)	1,363	318,519
	Zimmer Biomet Holdings	2,250	231,862
	Zoetis, Inc.	1,892	295,909
			5,114,627

11.31%	INDUSTRIALS
	3M Co.	1,203	167,109
	Healthcare Services Group, Inc.(A)	60,895	865,318
	Huntington Ingalls Industries	794	182,890
	Paycom Software, Inc.	2,504	566,881
	Proto Labs, Inc.(A)	21,276	748,064
	Southwest Airlines Co.	25,524	713,651
	Steelcase, Inc.	11,388	112,969

CULTIVAR CAPITAL

Schedule of Investments

April 30, 2025 (unaudited)

	INDUSTRIALS Continued	Shares	Value
	UPS, Inc. Class B	2,017	$192,220
			3,549,102

9.21%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	830	311,233
	Cognex Corp.	9,127	249,167
	Cognizant Tech Solutions	2,081	153,099
	Dassault Systemes S.A. ADR	9,767	366,067
	Intel Corp.(A)	22,038	442,964
	Microchip Technology, Inc.	3,984	183,583
	Nice Systems Ltd. ADR(A)	887	138,243
	Qorvo, Inc.(A)	7,381	528,996
	Skyworks Solutions, Inc.	3,347	215,145
	STMicroelectronics NV ADR	6,601	149,909
	Teradyne, Inc.	2,077	154,134
			2,892,540

9.96%	MATERIALS
	Albemarle Corp.	2,080	121,784
	Barrick Gold Corp. ADR	20,094	382,590
	First Majestic Silver Corp. ADR	61,596	385,591
	FMC Corp.	9,093	381,179
	Newmont Goldcorp Corp.	25,429	1,339,600
	Nutrien Ltd. ADR	5,141	293,294
	Sociedad Quimica y Minera de Chile SA ADR	6,548	223,942
			3,127,980

4.54%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	5,292	384,517
	Crown Castle, Inc. REIT	1,770	187,195
	Douglas Emmett, Inc. REIT	19,965	276,116
	Empire State Realty Trust REIT	16,499	117,473
	Kilroy Realty Corp. REIT	5,533	174,345
	LTC Properties, Inc. REIT	4,463	160,088
	Piedmont Office Realty Trust, Inc. REIT(A)	21,398	126,462
			1,426,196

CULTIVAR CAPITAL

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value

4.64%	UTILITIES
	Eversource Energy	8,059	$479,349
	Northwest Natural Holding Co.	15,882	684,514
	Portland General Electric	6,976	293,829
			1,457,692

85.72%	TOTAL COMMON STOCKS		26,915,654

7.06%	DEBT SECURITIES
7.06%	TREASURIES
	US Treasury 5/15/2052 2.875%	2,253,000	1,605,505
	US Treasury 05/15/2054 4.625%	620,000	611,402
7.06%	TOTAL TREASURIES		2,216,907

7.06%	TOTAL DEBT SECURITIES		2,216,907

3.04%	Short-Term Investments
	US Treasury Bill 05/01/2025 0.01%(B)	954,000	953,888

95.83%	TOTAL INVESTMENTS		30,086,449

4.17%	Other assets, net of liabilities		1,310,656
100.00%	NET ASSETS		$31,397,105

(A) Non-income producing

(B) Zero coupon security. The rate shown is the yield-to-maturity on the date of April 30,2025

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$26,915,654	$—	$—	$26,915,654
DEBT SECURITIES	—	2,216,907	—	2,216,907
SHORT-TERM INVESTMENTS	953,888	—	—	953,888
TOTAL INVESTMENTS	$27,869,542	$2,216,907	$—	$30,086,449

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $31,617,636, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,513,168
Gross unrealized depreciation	(3,044,355)
Net unrealized appreciation	$(1,531,187)